Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Short-term bank deposits	104,090	126,873	28,541
Cash in bank	18,848	10,593	5,168
	122,938	137,466	33,709